Investments in Joint Venture and Associate	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Investments in Joint Venture and Associate
15. Investments in Joint Venture and Associate

In 2015, Teck and Newmont Corporation (Newmont) agreed to combine their respective Relincho and El Morro projects located in Chile. The combined project is a joint arrangement that is structured through a separate vehicle, classified as a joint venture named NuevaUnión, where Teck and Newmont each own 50%. The net assets of the NuevaUnión joint venture substantially relate to exploration and evaluation assets.

(CAD$ in millions)	NuevaUnión Joint Venture	Other Associate	Total
At January 1, 2024	$1,116	$—	$1,116
Contributions	5	—	5
Changes in foreign exchange rates	99	—	99
Share of profit	3	—	3
At December 31, 2024	$1,223	$—	$1,223
Investment in associate	—	58	58
Contributions	13	—	13
Changes in foreign exchange rates	(59)	—	(59)
Share of profit (loss)	4	(7)	(3)
Share of other comprehensive loss	—	(1)	(1)
At December 31, 2025	$1,181	$50	$1,231